Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt
Debt
Debt consisted of the following:

	December 31,
	2014	2013
	(in thousands)
Due within one year:
2015 Senior Unsecured Bonds	$286,500	$—
Senior Secured Credit Facility	75,000	—
2018 Senior Secured Term Loan B	7,500	7,500
Total current debt	369,000	7,500
Long-term debt:
2015 Senior Unsecured Bonds	$—	$300,000
2017 Senior Secured Bonds	498,369	497,892
2018 Senior Secured Term Loan B	728,706	735,445
Senior Secured Credit Facility	804,167	140,000
2020 Senior Secured Notes	750,000	750,000
Total long-term debt	2,781,242	2,423,337
Total debt	$3,150,242	$2,430,837

2015 Senior Unsecured Bonds
In February 2012, we completed a private placement of $300.0 million in aggregate principal amount of 8.25% senior unsecured U.S. dollar denominated bonds due 2015 (the “2015 Senior Unsecured Bonds”). The bonds bore interest at 8.25% and were repaid on February 23, 2015.
During the year ended December 31, 2014, we repurchased and canceled an aggregate principal amount of $13.5 million of our 2015 Senior Unsecured Bonds at an aggregate cost of $13.9 million, including accrued interest. See Note 17—Subsequent Event.
2017 Senior Secured Notes
In November 2012, Pacific Drilling V Limited (“PDV”), an indirect, wholly-owned subsidiary of the Company, and the Company, as guarantor, completed a private placement of $500.0 million in aggregate principal amount of 7.25% senior secured notes due 2017 (the “2017 Senior Secured Notes”). The 2017 Senior Secured Notes were sold at 99.483% of par. The 2017 Senior Secured Notes bear interest at 7.25% per annum, payable semiannually on June 1 and December 1, commencing on June 1, 2013, and mature on December 1, 2017.
The 2017 Senior Secured Notes are secured by a first-priority security interest (subject to certain exceptions) in the Pacific Khamsin, and substantially all of the other assets of PDV, including an assignment of earnings and insurance proceeds related to the Pacific Khamsin.
As of December 31, 2014, PDV had no subsidiaries. Any future subsidiary of PDV that holds or will hold the Pacific Khamsin or certain related assets, or is or becomes party to a drilling contract in respect of the Pacific Khamsin, will guarantee the notes on a senior secured basis. No other subsidiary of the Company will be guarantors of the 2017 Senior Secured Notes. The 2017 Senior Secured Notes and the note guarantees will be PDV’s and each guarantor subsidiary’s senior obligation, respectively, will rank equal in right of payment to all existing and future senior indebtedness of PDV and such guarantor, and will rank senior in right of payment to all existing and future subordinated indebtedness of PDV and such guarantor.
On or after December 1, 2015, PDV has the option to redeem the 2017 Senior Secured Notes, in whole or in part, at one time or from time to time, at the redemption prices plus accrued and unpaid interests and additional amounts, if any, specified in the indenture for the Notes. Prior to December 1, 2015, PDV may redeem all or any portion of the 2017 Senior Secured Notes at a redemption price equal to 100% of the principal amount of the outstanding notes plus accrued and unpaid interest and additional amounts, if any, to the redemption date, plus a “make-whole” premium. In addition, prior to December 1, 2015, PDV may, at its option, on one or more occasions redeem up to 35% of the aggregate original principal amount of the 2017 Senior Secured Notes with the net cash proceeds from certain equity offerings of the Company at a redemption price of 107.25% of the principal amount of the outstanding notes plus accrued and unpaid interest and additional amounts, if any, to the redemption date. PDV may also, prior to December 1, 2015, redeem up to 10% of the original aggregate principal amount of the 2017 Senior Secured Notes in any 12 month period at a redemption price equal to 103% of the aggregate principal amount thereof plus accrued and unpaid interest and additional amounts, if any, to the redemption date.
The 2017 Senior Secured Notes contain provisions that limit, with certain exceptions, the ability of Pacific Drilling S.A., PDV and Pacific Drilling S.A.’s other restricted subsidiaries to (i) pay dividends, make distributions, purchase or redeem Pacific Drilling S.A.’s capital stock or subordinated indebtedness of PDV or any guarantor or make other restricted payments, provided that, so long as there is no default under the indenture for the Notes and the Company meets a 2.0 to 1.0 consolidated interest coverage ratio test, the Company may pay dividends and make other restricted payments in a cumulative amount that does not exceed 50% of the Company’s consolidated net income for the period beginning October 1, 2012 and ending on last day of the Company’s most recently ended fiscal quarter for which internal financial statements are available at the time of such dividend or distribution (subject to certain adjustments), (ii) incur or guarantee additional indebtedness or issue preferred stock, (iii) create or incur liens, (iv) create unrestricted subsidiaries, (v) enter into transactions with affiliates, (vi) enter into new lines of business, (vii) transfer or sell the Pacific Khamsin and other related assets and (viii) merge or demerge. These covenants are subject to exceptions and qualifications set forth in the indenture for the Notes, including the ability to incur certain amounts of secured indebtedness to finance the construction of additional drillships.
As of December 31, 2014, we were in compliance with all 2017 Senior Secured Notes covenants.
Senior Secured Credit Facility Agreement
On February 19, 2013, Pacific Sharav S.à r.l. and Pacific Drilling VII Limited (collectively, the “SSCF Borrowers”) and the Company, as guarantor, entered into a senior secured credit facility agreement, as amended and restated (the “SSCF”), to finance the construction, operation and other costs associated with the Pacific Sharav and the Pacific Meltem (the “SSCF Vessels”). The SSCF consists of two principal tranches: (i) a Commercial Tranche of $500.0 million provided by a syndicate of commercial banks and (ii) a Garanti — Instituttet for Eksportkreditt (“GIEK”) Tranche of $500.0 million guaranteed by GIEK, comprised of two sub-tranches: (x) an Eksportkreditt Norge AS (“EKN”) sub-tranche of $250.0 million and (y) a bank sub-tranche of $250.0 million. The SSCF is primarily secured on a first priority basis by liens on the SSCF Vessels, and by an assignment of earnings and insurance proceeds relating thereto.
Borrowings under the SSCF are available upon the satisfaction of customary conditions precedent, including, without limitation, a maximum amount borrowed under the SSCF relative to the amount contributed by the Company for each SSCF Vessel. Initially, the maximum debt threshold is set at 65% of total project cost which will increase to 72% on the first date that all of the following conditions shall have been satisfied: (i) the Pacific Sharav has been delivered, (ii) a drilling contract has been entered into for the Pacific Meltem such that, when combined with the contract for the Pacific Sharav, there is an aggregate original duration of at least 6 years with a minimum average rate of at least $500,000 per day and (iii) the aggregate principal amount under the SSCF, the 2020 Senior Secured Notes and the Senior Secured Term Loan B does not exceed 65% of the value of the SSCF Vessels and the Shared Collateral Vessels (as defined below). Undrawn commitments will terminate if not drawn before May 10, 2015.
Borrowings under the Commercial Tranche bear interest at LIBOR plus a margin of 3.5%. Borrowings under the EKN sub-tranche bear interest, at the Company’s option, at (i) LIBOR plus a margin of 1.25% (which margin may be reset on May 31, 2019) or (ii) at a Commercial Interest Reference Rate of 2.37%. Borrowings under the bank sub-tranche bear interest at LIBOR plus a margin of 1.25%. Borrowings under both sub-tranches will also be subject to a guarantee fee of 2% per annum. Undrawn commitments under the SSCF bear a fee equal to (i) in the case of the Commercial Tranche, 40% of the margin for such tranche and (ii) in the case of the GIEK Tranche, 40% of the applicable margin for such tranche. In addition, the GIEK Tranche bears a commitment fee equal to 40% of the guarantee fee. Interest is payable quarterly.
The Commercial Tranche will mature on May 31, 2019. Loans made with respect to each vessel under the GIEK Tranche mature twelve years following the delivery of the applicable vessel. The GIEK Tranche contains a put option exercisable if the Commercial Tranche is not refinanced or renewed on or before February 28, 2019. If the GIEK Tranche put option is exercised, each SSCF Borrower must prepay, in full, the portion of all outstanding loans that relate to the GIEK Tranche, on or before May 31, 2019, without any premium, penalty or fees of any kind. Amortization payments under the SSCF are calculated on a 12 year repayment schedule and must be made every six months following the delivery of the relevant vessel.
Borrowings under the SSCF may be prepaid in whole or in part at any time, without any premium or penalty other than LIBOR or CIRR breakage payments, as applicable.
The SSCF requires compliance with certain affirmative and negative covenants that are customary for such financings. These include, but are not limited to, restrictions on (i) the ability of the Company to pay dividends or make distributions to its shareholders or transact with affiliates (except for certain specified exceptions) and (ii) the ability of the SSCF Borrowers to incur additional indebtedness or liens, sell assets, make investments or transact with affiliates (except for certain specified exceptions). The terms of the SSCF allow the payment of dividends or distributions to our shareholders under certain conditions more fully set forth therein, whereby we may distribute up to 50% of our net income per year, to be paid no later than the end of the following year.
The SSCF also requires maintenance by the Company of (i) a $1.0 billion consolidated tangible net worth, (ii) a net debt to EBITDA (as defined in the SSCF) ratio no greater than 4.50 to 1.00 on the last day of any fiscal quarter during the period from March 31, 2015 through December 31, 2015 and 4.00 to 1.00 on the last day of any fiscal quarter thereafter, (iii) a projected debt service coverage ratio for the next twelve months of at least 1.5x on March 31, 2015 and on the last day of any fiscal quarter thereafter, (iv) a total debt to total capitalization ratio of 3.0 to 5.0, (v) minimum liquidity for the Company and its subsidiaries of $50.0 million and (vi) a required level of collateral maintenance whereby the aggregate appraised collateral value must not be less than a certain percentage of the total outstanding balances under the SSCF. Net debt (as defined in the SSCF) excludes (i) temporary importation bond indebtedness and (ii) prior to September 30, 2015, SSCF indebtedness.
The SSCF contains events of default that are usual and customary for a financing of this type, size and purpose. Upon the occurrence of an event of default, borrowings under the SSCF are subject to acceleration.
As of December 31, 2014, we were in compliance with all SSCF covenants.
Project Facilities Agreement Refinancing Transactions
On September 9, 2010, certain of our subsidiaries entered into a project facilities agreement to finance the costs associated with the Pacific Bora, the Pacific Mistral, the Pacific Scirocco and the Pacific Santa Ana (the “PFA”).
On June 3, 2013, we completed three related but distinct financing transactions totaling $2.0 billion. The transactions included (i) a $750.0 million private placement of 5.375% senior secured notes due 2020 (the “2020 Senior Secured Notes”), (ii) a $750.0 million senior secured institutional term loan with a 2018 maturity (the “Senior Secured Term Loan B”) and (iii) a $500.0 million senior secured revolving credit facility maturing in 2018, as amended (the “2013 Revolving Credit Facility”). A portion of the net proceeds from the 2020 Senior Secured Notes and the Senior Secured Term Loan B were used to fully repay the outstanding borrowings under the PFA, after which the PFA was terminated and all related collateral released (the “PFA Refinancing”).
2020 Senior Secured Notes
The 2020 Senior Secured Notes were sold at par. The 2020 Senior Secured Notes bear interest at 5.375% per annum, payable semiannually on June 1 and December 1, and mature on June 1, 2020.
The 2020 Senior Secured Notes are guaranteed by each subsidiary of the Company that owns the Pacific Bora, the Pacific Mistral, the Pacific Scirocco or the Pacific Santa Ana (the “Shared Collateral Vessels”), each subsidiary that owns equity in a Shared Collateral Vessel-owning subsidiary, certain other subsidiaries that are parties to charters in respect of the Shared Collateral Vessels and in the future will be guaranteed by certain other future subsidiaries. The indenture for the 2020 Senior Secured Notes allows for the issuance of up to $100.0 million of additional notes provided no default is continuing and the Company is otherwise in compliance with all applicable covenants.
The 2020 Senior Secured Notes are secured, on an equal and ratable, first priority basis, with the obligations under the Senior Secured Term Loan B, the 2013 Revolving Credit Facility and certain future obligations (together with the 2020 Senior Secured Notes, the “Pari Passu Obligations”), subject to payment priorities in favor of lenders under the 2013 Revolving Credit Facility pursuant to the terms of an intercreditor agreement (the “Intercreditor Agreement”), by liens on the Shared Collateral Vessels, a pledge of the equity of the entities that own the Shared Collateral Vessels, assignments of earnings and insurance proceeds with respect to the Shared Collateral Vessels, and certain other assets of the subsidiary guarantors (collectively, the “Shared Collateral”).
On or after June 1, 2016, the Company has the option to redeem the 2020 Senior Secured Notes, in whole or in part, at one time or from time to time, at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interests and additional amounts, if any, on the notes redeemed, if redeemed during the twelve-month period beginning on June 1 of the years indicated below:

Year
2016	104.031%
2017	102.688%
2018	101.344%
2019 and thereafter	100%
Prior to June 1, 2016, the Company may redeem all or any portion of the notes at a redemption price equal to 100% of the principal amount of the outstanding notes plus accrued and unpaid interest and additional amounts, if any, to the redemption date, plus a “make-whole” premium.
In addition, prior to June 1, 2016, the Company may, at its option, on one or more occasions redeem up to 35% of the aggregate original principal amount of the notes (including any additional notes) with the net cash proceeds from certain equity offerings at a redemption price of 105.375% of the principal amount of the outstanding notes plus accrued and unpaid interest and additional amounts, if any, to the redemption date.
The Company may also, prior to June 1, 2016, redeem up to 10% of the original aggregate principal amount of the notes in any 12-month period at a redemption price equal to 103% of the aggregate principal amount thereof plus accrued and unpaid interest and additional amounts, if any, to the redemption date.
The Company may from time to time issue additional notes under the indenture for the 2020 Senior Secured Notes in an aggregate amount not to exceed $100.0 million, which additional notes will have identical terms and conditions as the original notes, other than issue date, issue price and, in certain circumstances, the date from which interest will accrue.
The indenture for the 2020 Senior Secured Notes contains covenants that, among other things, limits the Company’s and its restricted subsidiaries’ ability to (i) pay dividends, make distributions, purchase or redeem the Company’s capital stock or its or its subsidiary guarantors’ subordinated indebtedness or make other restricted payments, provided that, so long as there is no default under the indenture and the Company meets a 2.0 to 1.0 consolidated interest coverage ratio test, the Company may pay dividends and make other restricted payments in a cumulative amount that does not exceed 50% of the Company’s consolidated net income for the period beginning October 1, 2012 and ending on the last day of the Company’s most recently ended fiscal quarter for which internal financial statements are available at the time of such dividend or distribution (subject to certain adjustments more fully described in the indenture), (ii) incur or guarantee additional indebtedness or issue preferred stock, (iii) create or incur liens, (iv) create unrestricted subsidiaries, (v) enter into transactions with affiliates, (vi) enter into new lines of business and (vii) transfer or sell assets or enter into mergers.
These covenants are subject to exceptions and qualifications set forth in the indenture for the 2020 Senior Secured Notes, including the ability to incur certain amounts of secured indebtedness to finance the construction of additional drillships. Many of these covenants will cease to apply to the 2020 Senior Secured Notes during any period that the Notes have investment grade ratings from both Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group, Inc. and no default has occurred and is continuing under the indenture.
The indenture for the 2020 Senior Secured Notes contains events of default that are usual and customary for a financing of this type, size and purpose. Upon the occurrence of an event of default, the 2020 Senior Secured Notes are subject to acceleration.
As of December 31, 2014, we were in compliance with all 2020 Senior Secured Notes covenants.
2018 Senior Secured Institutional Term Loan – Term Loan B
The Senior Secured Term Loan B was issued at 99.5% of its face value and bears interest, at the Company’s election, at either (1) LIBOR, which will not be less than a floor of 1% plus a margin of 3.5% per annum, or (2) a rate of interest per annum equal to the highest of (i) the prime rate for such day, (ii) the sum of the federal funds rate plus 0.5% and (iii) 1% per annum above the one-month LIBOR, in each case plus a margin of 2.5% per annum. Interest is payable quarterly. The Senior Secured Term Loan B requires quarterly amortization payments of $1.9 million and matures on June 3, 2018.
The Senior Secured Term Loan B has an accordion feature that would permit additional loans to be extended so long as the Company’s total outstanding obligations in connection with the Senior Secured Term Loan B and the 2020 Senior Secured Notes do not exceed $1.7 billion.
The Senior Secured Term Loan B is secured by the Shared Collateral and subject to the terms and provisions of the Intercreditor Agreement. Borrowings under the Senior Secured Term Loan B may be prepaid without any premium or penalty.
The Senior Secured Term Loan B requires compliance with certain affirmative and negative covenants that are customary for such financings. These include, but are not limited to, restrictions on the Company’s and its restricted subsidiaries’ ability to (i) pay dividends, make distributions, purchase or redeem the Company’s capital stock or its or its subsidiary guarantors’ subordinated indebtedness or make other restricted payments, provided that, so long as there is no default under the Senior Secured Term Loan B and the Company meets a 2.0 to 1.0 consolidated interest coverage ratio test, the Company may pay dividends and make other restricted payments in a cumulative amount that does not exceed 50% of the Company’s consolidated net income for the period beginning October 1, 2012 and ending on the last day of the Company’s most recently ended fiscal quarter for which internal financial statements are available at the time of such dividend or distribution (subject to certain adjustments), (ii) incur or guarantee additional indebtedness or issue preferred stock, (iii) create or incur liens, (iv) create unrestricted subsidiaries, (v) enter into transactions with affiliates, (vi) enter into new lines of business and (vii) transfer or sell assets or enter into mergers. These covenants are subject to important exceptions and qualifications set forth in the Senior Secured Term Loan B, including the ability to incur certain amounts of secured indebtedness to finance the construction of additional drillships.
The Senior Secured Term Loan B contains events of default that are usual and customary for a financing of this type, size and purpose. Upon the occurrence of an event of default, borrowings under the Senior Secured Term Loan B are subject to acceleration.
As of December 31, 2014, we were in compliance with all Senior Secured Term Loan B covenants.
2013 Revolving Credit Facility
Borrowings under the 2013 Revolving Credit Facility bear interest, at the Company’s option, at either (1) LIBOR plus a margin ranging from 2.5% to 3.25% based on the Company’s leverage ratio, or (2) a rate of interest per annum equal to the highest of (i) the prime rate for such day, (ii) the sum of the federal funds rate plus 0.5% and (iii) 1% per annum above the one-month LIBOR, in each case plus a margin ranging from 1.5% to 2.25% based on the Company’s leverage ratio. Undrawn commitments accrue a fee ranging from 0.7% to 1% per annum based on the Company’s leverage ratio. Interest is payable quarterly.
The 2013 Revolving Credit Facility, as amended, permits loans to be extended up to a maximum sublimit of $300.0 million and permits letters of credit to be issued up to a maximum sublimit of $300.0 million, subject to a $500.0 million overall facility limit. Outstanding but undrawn letters of credit accrue a fee at a rate equal to the margin on LIBOR loans minus 1%. The 2013 Revolving Credit Facility has a maturity date of June 3, 2018.
The 2013 Revolving Credit Facility is secured by the Shared Collateral and subject to the provisions of the Intercreditor Agreement.
As of December 31, 2014, no amounts were outstanding under the 2013 Revolving Credit Facility and approximately $100.7 million of letters of credit were issued under the 2013 Revolving Credit Facility as credit support for temporary import bonds issued in favor of the Government of Nigeria Customs Service.
Borrowings under the 2013 Revolving Credit Facility may be prepaid, and commitments under the 2013 Revolving Credit Facility may be reduced, in whole or in part at any time, without any premium or penalty other than LIBOR breakage payments.
The 2013 Revolving Credit Facility requires compliance with certain affirmative and negative covenants that are customary for such financings. These include, but are not limited to, restrictions on (i) the Company’s ability to pay dividends or make distributions to its shareholders (except for certain specified exceptions, including that the Company may pay dividends or make distributions so long as there is no default under the 2013 Revolving Credit Facility and the Company is in pro forma compliance with the leverage ratio and minimum liquidity tests described below after giving effect to such dividend or distribution) and (ii) the Company’s and its subsidiaries’ ability to incur additional indebtedness or liens, sell assets, make investments or engage in transactions with affiliates (except for certain specified exceptions, including the ability to incur certain amounts of secured indebtedness to finance the construction of additional drillships).
The 2013 Revolving Credit Facility also requires the Company to maintain (i) a leverage ratio (adjusted net debt (excluding SSCF indebtedness prior to September 30, 2015) to adjusted EBITDA) not greater than 4.75 to 1.00, on the last day of any fiscal quarter during the period from March 31, 2015 through December 31, 2015, and 4.25 to 1.00, on the last day of any fiscal quarter thereafter; and (ii) minimum liquidity of $100.0 million (including undrawn capacity for loans under the 2013 Revolving Credit Facility); provided that, if at any time following the repayment in full of the SSCF entered into by subsidiaries of the Company to finance the construction, operation and other costs associated with the Pacific Sharav and the Pacific Meltem no non-U.S. dollar denominated letters of credit are outstanding, then such amount will be reduced to $50.0 million.
The 2013 Revolving Credit Facility contains events of default that are usual and customary for a financing of this type, size and purpose. Upon the occurrence of an event of default, (i) commitments and letters of credit under the 2013 Revolving Credit Facility will be subject to termination, (ii) borrowings under the 2013 Revolving Credit Facility will be subject to acceleration, and (iii) outstanding letters of credit will be subject to cash collateralization.
As of December 31, 2014, we were in compliance with all 2013 Revolving Credit Facility covenants.
2014 Revolving Credit Facility
On October 29, 2014, we entered into a new revolving credit facility with an aggregate principal amount of up to $500.0 million (the “2014 Revolving Credit Facility”), for pre-delivery, delivery and post-delivery financing of the Pacific Zonda and other general corporate purposes.
The 2014 Revolving Credit Facility provides for loans up to a maximum of $500.0 million; however, loans in excess of $350.0 million are subject to the delivery of the Pacific Zonda and the Company's entry into a satisfactory drilling contract with respect to the Pacific Zonda. A satisfactory drilling contract must provide for an initial duration of at least one year and a minimum dayrate of $425,000 or must be otherwise acceptable to the lenders.
As of December 31, 2014, no amounts were drawn under the 2014 Revolving Credit Facility. See Note 17—Subsequent Event.
Prior to delivery of the Pacific Zonda, the 2014 Revolving Credit Facility is primarily secured on a first priority basis by liens on the construction contract and refund guarantee for the Pacific Zonda and a pledge of the equity of one of the subsidiary guarantors. Upon delivery of the Pacific Zonda, the 2014 Revolving Credit Facility will be primarily secured on a first priority basis by liens on the Pacific Zonda and by assignments of earnings and insurances related thereto.
The 2014 Revolving Credit Facility has a maturity date of five years after the delivery date of the Pacific Zonda. Borrowings under the 2014 Revolving Credit Facility bear interest, at the Company’s option, at either (1) LIBOR plus a margin ranging from 1.75% to 2.5% based on the Company’s leverage ratio, or (2) a rate of interest per annum equal to the highest of (i) the prime rate for such day, (ii) the sum of the federal funds rate plus 0.5% and (iii) 1% per annum above the 1-month LIBOR, in each case plus a margin ranging from 0.75% to 1.5% based on the Company’s leverage ratio. Undrawn commitments accrue a fee ranging from 0.5% to 0.8% per annum based on the Company’s leverage ratio. Interest is payable quarterly.
Mandatory commitment reductions under the 2014 Revolving Credit Facility are calculated on a 12 year profile and begin six months after the delivery date of the Pacific Zonda.
The 2014 Revolving Credit Facility requires compliance with certain affirmative and negative covenants that are customary for such financings. These include, but are not limited to, restrictions on (i) the Company’s ability to pay dividends to its shareholders (except for certain specified exceptions, including that the Company may pay dividends (as more fully described in the 2014 Revolving Credit Facility) so long as there is no default under the 2014 Revolving Credit Facility and the Company is in pro forma compliance with the leverage ratio and minimum liquidity tests described below after giving effect to such dividend) and (ii) the Company’s and its subsidiaries’ ability to incur additional indebtedness or liens, sell assets, make investments or engage in transactions with affiliates (except for certain specified exceptions, including the ability to incur certain amounts of secured indebtedness to finance the construction of additional drillships).
The 2014 Revolving Credit Facility requires the Company to maintain (i) a leverage ratio (adjusted net debt (excluding SSCF indebtedness prior to September 30, 2015) to adjusted EBITDA) not greater than 4.75 to 1.00, on the last day of any fiscal quarter during the period from March 31, 2015 through December 31, 2015, and 4.25 to 1.00, on the last day of any fiscal quarter thereafter; and (ii) minimum liquidity of $100.0 million (including undrawn capacity for loans under the 2013 Revolving Credit Facility); provided that such amount shall be reduced to U.S. $50.0 million following the repayment in full of the senior secured credit facility agreement entered into by subsidiaries of the Company to finance the construction, operation and other costs associated with the drillships the Pacific Sharav and the Pacific Meltem.
The 2014 Revolving Credit Facility contains events of default that are usual and customary for a financing of this type, size and purpose. Upon the occurrence of an event of default, (i) commitments under the revolving credit facility agreement will be subject to termination and (ii) borrowings under the revolving credit facility will be subject to acceleration.
As of December 31, 2014, we were in compliance with all 2014 Revolving Credit Facility covenants.
Maturities of Long-Term Debt
As of December 31, 2014, the aggregate maturities of our debt, including net unamortized discounts of $4.2 million, was as follows:

(in thousands)
Years ending December 31,
2015	$369,000
2016	82,500
2017	582,500
2018	791,250
2019	579,167
Thereafter	750,000
Total	$3,154,417